SUBSEQUENT EVENTS (Details Narrative) (USD $)	3 Months Ended	12 Months Ended				0 Months Ended		1 Months Ended
	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2008	Dec. 31, 2013 Vicis Capital Agmt	Jan. 02, 2014 Vicis Capital Amdt #1	Mar. 18, 2014 Securities Sold under Agreement	Mar. 17, 2014 Securities Sold under Agreement	Mar. 18, 2014 LDM Settlement
Debt Instrument				$ 9,000,000
Debt redemption, amount					6,000,000
Term of Contract, expiration				12/30/13	3/31/14
Shares Issued							8,333,333
Shares Issued, per share value							$ 1.20
Shares Issued, proceeds							10,000,000
Commissions							970,000
Common Stock Warrants Issued		3,000,000				804,139
Common Stock Warrants Exercise Price	3.00	3.00	2.00			1.20
Common Stock Warrants Expiration	7 years	7 years	7 years			5 years
Settlement Expense								$ 400,000